Leases	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Leases

NOTE 5. LEASES
The Company is the lessee in all of its material leasing arrangements and has entered into leases primarily for its corporate offices, cultivation and processing facilities and dispensaries. The Company has no material lessor arrangements as of and for the years ended December 31, 2022 and 2021. Depending upon the type of lease, the original lease terms generally range from less than 1 year to 20 years. Certain leases include renewal options ranging from less than 1 year to 25 years. The Company is reasonably certain to exercise renewal options ranging from less than 1 year to 10 years on certain leases.
As of December 31, 2022 and 2021, the Company’s leases include ROU assets of $128.3 million and $88.0 million, respectively.
Total lease-related interest expense of $4.0 million and $4.1 million was recorded for the years ended December 31, 2022 and 2021, respectively.
Total finance lease asset depreciation of $2.8 million and $2.6 million was recorded for the years ended December 31, 2022 and 2021, respectively. For the years ended December 31, 2022 and 2021, $2.5 million and $2.3 million, respectively, of leasing depreciation is included in Selling, general and administrative expense with the remainder of $0.3 million and $0.3 million, respectively, recorded in Cost of goods sold and ending inventory.
Total rent expense related to operating leases of $17.1 million and $17.7 million was recorded for the years ended December 31, 2022 and 2021, respectively. For the years ended December 31, 2022 and 2021, $9.9 million and $6.5 million, respectively, of rent expense is included in Selling, general and administrative expense with the remainder in Cost of goods sold and ending inventory.
The Company has received tenant improvement allowance reimbursements of $3.6 million and $28.6 million across all finance and operating leasing arrangements for the years ended December 31, 2022 and 2021, respectively, and has received tenant improvement allowance reimbursements of $0.6 million and $7.5 million for other financing transactions for the years ended December 31, 2022 and 2021, respectively. The Company expects to receive an additional $5.6 million from lease transactions and $0.8 million from other financing transactions in future periods.
Some leases may contain variable lease payments based on an index or rate. These rates are initially measured using the index or rate in effect at lease commencement, and changes to index-based lease payments are recognized in profit or loss in the period of the change and are immaterial.
As of both December 31, 2022 and 2021, ending inventory includes $0.1 million of capitalized depreciation and rent expense. For the years ended December 31, 2022 and 2021, $0.3 million and $0.4 million, respectively, of depreciation and rent expense was recorded to Cost of goods sold, which includes $0.1 million and $0.2 million, respectively, related to depreciation and rent expense capitalized to inventory in prior years.
The Company has elected not to recognize ROU assets and lease liabilities where the total lease term is less than or equal to twelve months. For these short-term lease agreements, the Company recorded $0.6 million and $2.1 million in rent expense for the years ended December 31, 2022 and 2021, respectively, within Selling, general and administrative expenses. The Company recognizes this expense on a straight-line basis over the lease term.
During the second quarter of 2022, the Company initiated a plan to shut down a cultivation facility and a production facility in California. As a result of this plan, the Company has terminated the existing leases at these locations. A termination notice was issued to the landlord of these locations, which included two long-term greenhouse leases and a short-term rental of a housing facility. Due to differences between the carrying amounts of the ROU assets and lease liabilities associated with these leases, a gain on lease termination of $4.9 million was recorded for the year ended December 31, 2022 and is included in Other income, net, in the Consolidated Statements of Operations.

On September 1, 2022, the Company closed on a sale and leaseback transaction to sell its Brookville, Pennsylvania, facility to Aventine. Concurrent with the closing of the sale, the Company entered into a long-term, triple-net lease agreement with Aventine and will continue to operate the facility as the permitted cannabis cultivation and processing facility. The selling price for the property was $43.7 million, net of transaction costs and a net gain on sale of assets of $14.7 million was recorded to Other income, net, in the Consolidated Statements of Operations. The lease has a term of 10 years and was recorded as an operating lease which resulted in a ROU asset and lease liability of $29.7 million. During the year ended December 31, 2021, the Company entered into no financing or sale and leaseback transactions.

In the fourth quarter of 2022, the Company recorded impairment to ROU assets related to the following:

•In the fourth quarter of 2022, Management committed to a plan to restructure certain operations and activities within the California reporting unit. It was determined that this was an indicator of impairment for associated assets. $1.0 million in impairment to ROU assets was recorded to the California reporting unit during the twelve months ended December 31, 2022.
•During the annual impairment assessment, which is described in Note 7, Management determined it is more likely than not that the Arizona reporting unit carrying value exceeds its fair value based on updated forecasts and projections. $0.8 million in impairment to ROU assets was recorded to the Arizona reporting units, respectively, during the twelve months ended December 31, 2022.

As of December 31, 2022, maturities of lease liabilities were as follows:

($ in thousands)	Total	Operating Leases	Finance Leases
2023	$33,027	$27,595	$5,432
2024	33,465	27,857	5,608
2025	34,289	28,531	5,758
2026	34,715	28,816	5,899
2027	34,949	28,948	6,001
Thereafter	212,253	185,139	27,114
Total lease payments	$382,698	$326,886	$55,812
Less: imputed interest	(194,752)	(169,170)	(25,582)
Less: tenant improvement allowance	(5,642)	(4,997)	(645)
Present value of lease liabilities	182,304	152,719	29,585
Less: current lease liabilities	(26,124)	(21,850)	(4,274)
Present value of long-term lease liabilities	$156,180	$130,869	$25,311

As of both December 31, 2022 and 2021, the Company had long-term financing liabilities of $87.6 million. During 2022, the Company recorded payments of $12.9 million and interest expense of $11.9 million related to these liabilities. During 2021, the Company recorded payments of $12.6 million and interest expense of $11.6 million.
As of December 31, 2022, maturities of financing liabilities were as follows:

($ in thousands)	Financing Liabilities
2023	$13,204
2024	$13,535
2025	$13,875
2026	$14,223
2027	$14,580
Thereafter	$111,880
Total financing payments	$181,297
Less: interest	$(84,207)
Less: tenant improvement allowance	$(173)
Present value of financing liabilities	$96,917
Less: short-term financing liabilities	$(9,312)
Present value of long-term financing liabilities	$87,605

Other information related to leases as of and for the years ended December 31, 2022 and 2021 was as follows:

	2022		2021
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Right-of-use assets	$106,127	$22,137	$62,329	$25,688
Lease liabilities (current)	$21,850	$4,274	$16,348	$4,444
Lease liabilities (non-current)	$130,869	$25,311	$92,919	$26,017

Weighted average remaining lease term[1]	11.9	10.4	4.7	11.2
Weighted average discount rate	14.5%	13.6%	13.5%	13.8%
[1] Note that Weighted average remaining lease term does not include extensions which we are not reasonably certain to enter into.

As the interest rate implicit in a lease is generally not readily determinable, the Company uses an incremental borrowing rate to determine the present value of the lease payments. The incremental borrowing rate represents the risk-adjusted rate of interest the Company would have to pay to borrow on a collateralized basis over a similar economic environment and term.
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2022 and 2021 are as follows:

($ in thousands)	2022	2021
Interest paid on finance leases	$3,877	$4,742